SCHEDULE OF GROSS OIL AND GAS REVENUE DISAGGREGATED BY REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total oil and natural gas revenues	$ 72,093	$ 74,592
Less: Royalties	(15,237)	(16,068)
Oil and natural gas revenues, net of royalties	56,856	58,524
Oil revenue [member]
IfrsStatementLineItems [Line Items]
Total oil and natural gas revenues	62,994	68,303
Natural gas revenue [member]
IfrsStatementLineItems [Line Items]
Total oil and natural gas revenues	3,945	1,745
NGL Revenue [member]
IfrsStatementLineItems [Line Items]
Total oil and natural gas revenues	$ 5,154	$ 4,544